Quarterly Holdings Report
for
Strategic Advisers® Fidelity® International Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2024
SIL-NPRT1-0724
1.912844.113
Common Stocks - 27.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	1,356,537	49,554,386
Deutsche Telekom AG	2,996,047	72,846,828
HKT Trust/HKT Ltd. unit	20,726,220	24,154,298
		146,555,512
Entertainment - 0.2%
Capcom Co. Ltd.	1,541,570	28,426,878
Sea Ltd. ADR (b)	245,240	16,558,605
Universal Music Group NV	1,093,309	34,071,549
Universal Music Group NV rights (b)(c)	1,093,309	320,300
		79,377,332
Interactive Media & Services - 0.1%
CAR Group Ltd.	1,076,556	24,991,237
LY Corp.	5,697,770	13,540,846
		38,532,083
Media - 0.2%
Vivendi SA	2,509,100	27,630,249
WPP PLC	4,133,402	43,264,634
		70,894,883
Wireless Telecommunication Services - 0.2%
SoftBank Group Corp.	1,094,180	63,317,462
TOTAL COMMUNICATION SERVICES		398,677,272
CONSUMER DISCRETIONARY - 2.7%
Automobile Components - 0.3%
DENSO Corp.	5,900,140	95,880,483
Automobiles - 0.8%
Bayerische Motoren Werke AG (BMW)	214,700	21,899,938
Isuzu Motors Ltd.	1,440,400	19,304,151
Mercedes-Benz Group AG (Germany)	157,190	11,408,427
Subaru Corp.	1,881,810	42,067,309
Suzuki Motor Corp.	2,129,900	25,392,469
Toyota Motor Corp.	7,421,041	161,650,258
		281,722,552
Broadline Retail - 0.2%
B&M European Value Retail SA	1,260,800	8,814,508
Pan Pacific International Holdings Ltd.	1,059,660	27,201,522
Prosus NV	1,241,170	45,062,704
		81,078,734
Hotels, Restaurants & Leisure - 0.3%
Aristocrat Leisure Ltd.	1,550,340	46,346,136
Compass Group PLC	729,087	20,469,989
Evolution AB (a)	190,260	20,523,545
Flutter Entertainment PLC (b)	145,102	27,922,602
InterContinental Hotel Group PLC	107,896	10,956,703
		126,218,975
Household Durables - 0.4%
Barratt Developments PLC	7,684,704	49,831,112
Berkeley Group Holdings PLC	329,777	22,253,510
Sony Group Corp.	790,870	64,931,024
		137,015,646
Leisure Products - 0.0%
Games Workshop Group PLC	114,630	14,665,053
Specialty Retail - 0.2%
Fast Retailing Co. Ltd.	101,360	26,032,019
Industria de Diseno Textil SA	303,840	14,448,077
JD Sports Fashion PLC	16,712,620	27,468,472
		67,948,568
Textiles, Apparel & Luxury Goods - 0.5%
Compagnie Financiere Richemont SA Series A	440,366	70,862,318
Hermes International SCA	18,232	43,275,857
LVMH Moet Hennessy Louis Vuitton SE	112,992	90,364,685
		204,502,860
TOTAL CONSUMER DISCRETIONARY		1,009,032,871
CONSUMER STAPLES - 1.5%
Beverages - 0.3%
Carlsberg A/S Series B	300,269	40,737,410
Coca-Cola HBC AG	228,610	7,757,947
Davide Campari Milano NV	1,616,446	16,193,131
Diageo PLC	1,710,998	57,604,828
		122,293,316
Food Products - 0.5%
Ajinomoto Co., Inc.	518,770	18,547,395
Danone SA	921,510	59,428,098
Nestle SA (Reg. S)	462,659	49,109,474
Nissin Food Holdings Co. Ltd.	716,770	18,039,460
Tate & Lyle PLC	2,844,986	25,308,278
		170,432,705
Personal Care Products - 0.6%
Beiersdorf AG	124,630	19,539,133
Haleon PLC	5,919,601	24,598,287
Kao Corp.	536,140	23,483,290
L'Oreal SA	152,774	75,409,333
Unilever PLC	1,571,379	86,053,551
		229,083,594
Tobacco - 0.1%
Imperial Brands PLC	921,035	22,886,909
TOTAL CONSUMER STAPLES		544,696,524
ENERGY - 2.0%
Energy Equipment & Services - 0.1%
Vallourec SA (b)	1,180,310	21,139,850
Oil, Gas & Consumable Fuels - 1.9%
ENEOS Holdings, Inc.	3,270,300	16,908,236
Eni SpA	3,165,600	49,998,729
Equinor ASA	1,544,827	44,842,829
INPEX Corp.	2,789,230	43,037,148
Paladin Energy Ltd. (Australia) (b)	3,432,899	36,385,384
Reliance Industries Ltd. GDR (a)	346,100	24,174,220
Santos Ltd.	4,232,527	21,505,930
Shell PLC:
ADR	2,147,200	156,273,216
(London)	4,165,901	150,367,213
rights (b)(c)	3,847,111	1,323,406
Thungela Resources Ltd.	147,000	1,060,796
TotalEnergies SE	1,689,303	123,765,931
Woodside Energy Group Ltd.	2,141,527	39,625,806
		709,268,844
TOTAL ENERGY		730,408,694
FINANCIALS - 7.2%
Banks - 3.9%
AIB Group PLC	2,906,040	16,537,369
Banco Santander SA (Spain)	29,288,243	154,458,920
Bank of Ireland Group PLC	3,424,739	39,360,750
Bankinter SA	2,123,385	18,756,365
Barclays PLC	8,328,500	23,522,231
BNP Paribas SA	1,874,350	138,358,354
BOC Hong Kong (Holdings) Ltd.	7,629,790	23,983,451
CaixaBank SA	11,428,429	65,451,457
Chiba Bank Ltd.	2,072,060	19,803,611
Commonwealth Bank of Australia	211,427	16,816,045
FinecoBank SpA	944,184	15,313,304
HSBC Holdings PLC (United Kingdom)	13,892,730	123,824,203
KBC Group NV	866,800	63,303,034
Kyoto Financial Group, Inc.	937,370	16,793,565
Lloyds Banking Group PLC	100,791,068	71,950,882
Mediobanca SpA	2,467,200	39,049,945
Mitsubishi UFJ Financial Group, Inc.	6,925,100	73,556,185
Mizuho Financial Group, Inc.	3,175,760	65,053,353
Nordea Bank Abp	1,829,571	22,498,985
Nordea Bank Abp (Helsinki Stock Exchange)	929,770	11,429,902
PT Bank Rakyat Indonesia (Persero) Tbk	49,454,600	13,255,783
Standard Chartered PLC (United Kingdom)	7,912,180	78,809,995
Sumitomo Mitsui Financial Group, Inc.	1,755,460	114,893,308
Unicaja Banco SA (a)	5,787,100	8,456,553
UniCredit SpA	2,772,748	110,390,420
United Overseas Bank Ltd.	3,043,423	69,396,326
		1,415,024,296
Capital Markets - 0.9%
3i Group PLC	735,639	27,106,058
Amundi SA (a)	279,360	21,556,493
CVC Capital Partners PLC (a)	775,550	15,070,696
Hong Kong Exchanges and Clearing Ltd.	818,050	27,671,478
London Stock Exchange Group PLC	328,148	38,464,380
Macquarie Group Ltd.	603,035	76,614,742
UBS Group AG	2,389,671	76,024,152
UBS Group AG (d)	1,357,600	43,280,288
		325,788,287
Financial Services - 0.5%
Adyen BV (a)(b)	10,395	13,480,077
EXOR NV	213,400	23,964,978
Investor AB (B Shares)	3,505,180	95,114,317
ORIX Corp.	2,823,280	61,570,220
		194,129,592
Insurance - 1.9%
AIA Group Ltd.	4,687,140	36,405,963
Allianz SE	329,345	96,411,787
ASR Nederland NV	380,030	18,392,864
AXA SA	4,066,750	146,836,004
Beazley PLC	2,005,800	17,735,624
Hannover Reuck SE	140,800	35,004,132
Mandatum Holding OY	607,700	2,730,965
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	150,310	74,959,329
Prudential PLC	4,081,480	39,095,143
QBE Insurance Group Ltd.	2,594,200	30,723,707
Sampo Oyj (A Shares)	649,900	27,818,779
Steadfast Group Ltd.	5,400,930	19,836,168
Swiss Life Holding AG	34,070	23,819,196
Tokio Marine Holdings, Inc.	1,393,900	48,292,096
Zurich Insurance Group Ltd.	161,816	85,164,847
		703,226,604
TOTAL FINANCIALS		2,638,168,779
HEALTH CARE - 2.9%
Biotechnology - 0.1%
Argenx SE (b)	120,903	44,715,696
Health Care Equipment & Supplies - 0.3%
Alcon, Inc. (Switzerland)	506,523	45,498,532
EssilorLuxottica SA	121,741	27,300,903
EssilorLuxottica SA rights (b)(c)	187,031	801,605
Hoya Corp.	150,010	18,261,182
Siemens Healthineers AG (a)	275,636	16,084,536
Terumo Corp.	1,450,760	24,712,215
		132,658,973
Health Care Providers & Services - 0.2%
Fresenius SE & Co. KGaA	2,138,577	68,234,115
Pharmaceuticals - 2.3%
AstraZeneca PLC (United Kingdom)	1,023,559	159,111,257
Bayer AG	247,000	7,599,004
Daiichi Sankyo Kabushiki Kaisha	1,280,260	45,192,009
Eisai Co. Ltd.	556,710	23,899,284
Galderma Group AG	568,083	46,358,462
GSK PLC	5,063,204	113,608,265
Merck KGaA	198,155	36,014,705
Novo Nordisk A/S Series B	1,842,093	249,581,712
Roche Holding AG (participation certificate)	173,102	44,195,868
UCB SA	806,859	113,178,731
		838,739,297
TOTAL HEALTH CARE		1,084,348,081
INDUSTRIALS - 4.8%
Aerospace & Defense - 1.0%
Airbus Group NV	114,700	19,510,680
BAE Systems PLC	4,491,444	79,974,709
Dassault Aviation SA	169,222	36,726,925
Rheinmetall AG	258,919	149,246,075
Rolls-Royce Holdings PLC (b)	7,733,780	45,171,997
Saab AB (B Shares)	597,390	14,500,294
Safran SA	168,182	39,389,145
		384,519,825
Air Freight & Logistics - 0.2%
DHL Group	1,395,678	58,758,568
Building Products - 0.1%
ASSA ABLOY AB (B Shares)	1,030,555	30,284,978
Kingspan Group PLC (Ireland)	228,506	22,013,823
		52,298,801
Construction & Engineering - 0.2%
Ferrovial SE	315,509	12,469,148
Ferrovial SE rights (b)(c)(d)	315,509	103,833
VINCI SA	612,292	76,409,258
		88,982,239
Electrical Equipment - 0.6%
Fuji Electric Co. Ltd.	524,900	31,313,821
Legrand SA	172,470	18,727,298
Mitsubishi Electric Corp.	4,265,090	74,115,919
Prysmian SpA	1,257,345	82,695,288
Vestas Wind Systems A/S (b)	1,192,575	33,461,720
		240,314,046
Industrial Conglomerates - 0.9%
Hitachi Ltd.	1,708,790	175,984,333
Siemens AG	739,782	142,586,510
		318,570,843
Machinery - 0.6%
Atlas Copco AB (A Shares)	844,870	16,275,809
Indutrade AB	668,159	17,333,750
Kawasaki Heavy Industries Ltd. (d)	471,610	18,003,386
Komatsu Ltd.	1,231,190	36,185,944
Minebea Mitsumi, Inc.	600,200	12,623,197
Mitsubishi Heavy Industries Ltd.	6,733,410	58,902,225
Techtronic Industries Co. Ltd.	2,056,070	25,293,282
VAT Group AG (a)	39,057	21,418,341
		206,035,934
Marine Transportation - 0.0%
SITC International Holdings Co. Ltd.	5,245,110	13,455,196
Passenger Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (d)	188,600	22,941,304
Professional Services - 0.3%
RELX PLC (London Stock Exchange)	1,287,498	56,478,524
Wolters Kluwer NV	245,170	39,102,047
		95,580,571
Trading Companies & Distributors - 0.7%
Azelis Group NV	326,250	6,939,946
Ferguson PLC	110,700	22,657,390
IMCD NV	87,492	13,351,744
Itochu Corp.	2,907,860	137,270,178
Mitsui & Co. Ltd.	1,328,510	67,640,056
Sumitomo Corp.	433,600	11,283,360
		259,142,674
Transportation Infrastructure - 0.1%
Aena SME SA (a)	177,939	34,798,230
TOTAL INDUSTRIALS		1,775,398,231
INFORMATION TECHNOLOGY - 2.2%
Electronic Equipment, Instruments & Components - 0.2%
Halma PLC	336,230	9,624,790
Ibiden Co. Ltd.	357,600	14,400,412
Keyence Corp.	63,010	28,402,485
		52,427,687
IT Services - 0.3%
Alten SA	151,990	19,584,662
Capgemini SA	229,426	46,482,192
Fujitsu Ltd.	2,412,560	34,936,207
TIS, Inc.	760,500	13,876,290
		114,879,351
Semiconductors & Semiconductor Equipment - 1.1%
ASML Holding NV (Netherlands)	184,042	176,086,091
Infineon Technologies AG	1,124,624	45,500,589
Renesas Electronics Corp.	6,426,340	118,415,719
Sumco Corp.	1,099,210	16,524,792
Tokyo Electron Ltd.	192,420	40,862,049
		397,389,240
Software - 0.3%
Sage Group PLC	608,586	7,994,123
SAP SE	379,344	69,176,616
Xero Ltd. (b)(d)	355,160	31,901,270
		109,072,009
Technology Hardware, Storage & Peripherals - 0.3%
FUJIFILM Holdings Corp.	4,270,110	97,511,270
Samsung Electronics Co. Ltd.	508,900	26,997,574
		124,508,844
TOTAL INFORMATION TECHNOLOGY		798,277,131
MATERIALS - 2.5%
Chemicals - 0.9%
Air Liquide SA	403,062	79,352,430
Covestro AG (a)(b)	163,700	8,820,015
Givaudan SA	6,141	28,950,506
Kansai Paint Co. Ltd.	890,000	14,827,202
Linde PLC	88,300	38,456,416
NOF Corp.	663,700	8,541,817
Shin-Etsu Chemical Co. Ltd.	2,619,420	97,779,205
Sika AG	179,904	54,843,430
		331,571,021
Construction Materials - 0.3%
CRH PLC	737,000	58,161,415
Holcim AG	803,159	70,557,474
		128,718,889
Containers & Packaging - 0.2%
Smurfit Kappa Group PLC	1,375,390	67,081,963
Metals & Mining - 1.0%
Anglo American PLC (United Kingdom)	1,556,556	50,393,813
Antofagasta PLC	676,990	19,203,307
ArcelorMittal SA:
(Netherlands)	1,015,835	26,800,361
rights (b)(c)	1,332,015	336,336
BHP Group Ltd.	3,038,618	90,436,356
Glencore PLC	18,895,220	116,464,342
Rio Tinto Ltd.	752,250	64,545,710
		368,180,225
Paper & Forest Products - 0.1%
UPM-Kymmene Corp.	633,230	24,206,555
TOTAL MATERIALS		919,758,653
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Goodman Group unit	799,759	17,836,651
Link (REIT)	5,428,900	22,890,494
National Storage REIT unit	16,297,115	24,288,959
Warehouses de Pauw	910,913	26,698,436
		91,714,540
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd.	4,346,960	17,217,601
Mitsubishi Estate Co. Ltd.	1,285,670	21,681,261
Vonovia SE	791,660	24,886,334
Vonovia SE rights (c)(d)	791,660	773,092
		64,558,288
TOTAL REAL ESTATE		156,272,828
UTILITIES - 0.6%
Electric Utilities - 0.3%
Kansai Electric Power Co., Inc.	2,768,060	50,094,172
SSE PLC	2,579,860	58,036,952
		108,131,124
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	2,375,639	90,284,281
Multi-Utilities - 0.1%
National Grid PLC	2,643,881	29,955,150
National Grid PLC rights 6/10/24 (b)	2	5
		29,955,155
TOTAL UTILITIES		228,370,560
TOTAL COMMON STOCKS (Cost $8,550,604,738)		10,283,409,624

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany) (Cost $24,104,948)	436,000	24,057,869

Equity Funds - 67.0%
	Shares	Value ($)
Foreign Large Blend Funds - 16.8%
Fidelity Pacific Basin Fund (e)	3,631,096	109,985,912
Fidelity SAI International Index Fund (e)	269,740,236	3,951,694,463
Fidelity SAI International Low Volatility Index Fund (e)	190,084,206	2,121,339,741
TOTAL FOREIGN LARGE BLEND FUNDS		6,183,020,116
Foreign Large Growth Funds - 34.2%
Fidelity Advisor International Discovery Fund Class Z (e)	61,430,074	3,050,003,184
Fidelity Advisor International Growth Fund - Class Z	12,613,645	259,084,273
Fidelity Diversified International Fund (e)	60,323,286	2,702,483,193
Fidelity International Capital Appreciation Fund (e)	73,272,627	2,081,675,322
Fidelity Overseas Fund (e)	56,118,843	3,656,142,616
Fidelity SAI International Momentum Index Fund (e)	25,978,815	379,810,277
Fidelity SAI International Quality Index Fund (e)	37,650,033	489,826,930
TOTAL FOREIGN LARGE GROWTH FUNDS		12,619,025,795
Foreign Large Value Funds - 13.2%
Fidelity SAI International Value Index Fund (e)	472,433,675	4,866,066,855
Foreign Small Mid Blend Funds - 1.4%
Fidelity SAI International Small Cap Index Fund (e)	60,794,512	522,224,858
Foreign Small Mid Growth Funds - 0.3%
Fidelity Advisor International Small Cap Opportunities Fund Class Z (e)	5,837,123	119,018,933
Sector Funds - 0.2%
Fidelity Advisor International Real Estate Fund Class Z (e)	7,827,715	76,555,057
Other - 0.9%
Fidelity Advisor Japan Fund Class Z (e)	9,715,552	160,306,601
Fidelity Japan Smaller Companies Fund (e)	2,985,336	46,451,832
Fidelity SAI Japan Stock Index Fund (e)	10,746,137	108,321,064
TOTAL OTHER		315,079,497
TOTAL EQUITY FUNDS (Cost $21,481,060,141)		24,700,991,111

Other - 0.0%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (e) (Cost $1,054)	13	1,222

U.S. Treasury Obligations - 0.1%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.26% to 5.33% 6/13/24 to 8/1/24 (g) (Cost $52,077,800)	52,370,000	52,091,700

Money Market Funds - 4.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	140,854,495	140,882,665
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	17,590,688	17,592,447
State Street Institutional U.S. Government Money Market Fund Premier Class 5.26% (j)	1,539,701,784	1,539,701,784
TOTAL MONEY MARKET FUNDS (Cost $1,698,176,896)		1,698,176,896

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $31,806,025,577)	36,758,728,422
NET OTHER ASSETS (LIABILITIES) - 0.3%	117,898,211
NET ASSETS - 100.0%	36,876,626,633

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	250	Jun 2024	48,300,000	(1,498,844)	(1,498,844)
ICE E-mini MSCI EAFE Index Contracts (United States)	13,091	Jun 2024	1,551,414,410	8,654,597	8,654,597

TOTAL FUTURES CONTRACTS					7,155,753
The notional amount of futures purchased as a percentage of Net Assets is 4.3%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $233,937,092 or 0.6% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security or a portion of the security is on loan at period end.
(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,751,118.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	147,670,036	812,658,547	819,443,952	1,823,082	(1,966)	-	140,882,665	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	123,287,697	429,368,615	535,063,865	240,510	-	-	17,592,447	0.1%
Total	270,957,733	1,242,027,162	1,354,507,817	2,063,592	(1,966)	-	158,475,112

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor International Discovery Fund Class Z	2,697,791,079	193,999,999	-	-	-	158,212,106	3,050,003,184
Fidelity Advisor International Real Estate Fund Class Z	74,363,296	-	-	-	-	2,191,761	76,555,057
Fidelity Advisor International Small Cap Opportunities Fund Class Z	116,625,713	-	-	-	-	2,393,220	119,018,933
Fidelity Advisor Japan Fund Class Z	160,403,756	-	-	-	-	(97,155)	160,306,601
Fidelity Diversified International Fund	2,426,514,357	172,000,000	-	-	-	103,968,836	2,702,483,193
Fidelity International Capital Appreciation Fund	2,063,357,165	-	-	-	-	18,318,157	2,081,675,322
Fidelity International Growth Fund Class Z	-	257,000,000	-	-	-	2,084,273	259,084,273
Fidelity Japan Smaller Companies Fund	46,272,712	-	-	-	-	179,120	46,451,832
Fidelity Overseas Fund	3,311,095,164	237,000,000	-	-	-	108,047,452	3,656,142,616
Fidelity Pacific Basin Fund	106,173,261	-	-	-	-	3,812,651	109,985,912
Fidelity SAI Inflation-Focused Fund	1,157	-	-	-	-	65	1,222
Fidelity SAI International Index Fund	2,782,412,214	1,000,000,000	-	-	-	169,282,249	3,951,694,463
Fidelity SAI International Low Volatility Index Fund	2,741,508,883	-	652,000,000	-	(10,051,310)	41,882,168	2,121,339,741
Fidelity SAI International Momentum Index Fund	345,310,246	11,499,999	-	-	-	23,000,032	379,810,277
Fidelity SAI International Quality Index Fund	116,787,285	362,500,000	-	-	-	10,539,645	489,826,930
Fidelity SAI International Small Cap Index Fund	494,867,327	-	-	-	-	27,357,531	522,224,858
Fidelity SAI International Value Index Fund	3,936,146,856	533,000,000	-	-	-	396,919,999	4,866,066,855
Fidelity SAI Japan Stock Index Fund	86,751,768	22,000,000	-	-	-	(430,704)	108,321,064
	21,506,382,239	2,788,999,998	652,000,000	-	(10,051,310)	1,067,661,406	24,700,992,333

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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